THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                  ON THE FORM 13F FILED ON NOVEMBER 14, 2005
                           PURSUANT TO A REQUEST FOR
                     CONFIDENTIAL TREATMENT AND FOR WHICH
                   THAT REQUEST EXPIRED ON FEBRUARY 14, 2006
                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               --------------------------

Check here if Amendment [ X]; Amendment Number:1
                                               -
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 420
             Baltimore, Maryland  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

/s/ Mark D. Lerner             Baltimore, Maryland             2/14/06
-----------------------------  ----------------------------    -------------
       [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    21
                                           ------------------------------

Form 13F Information Table Value Total:    $496,318
                                           ------------------------------
                                                   (thousands)

List of Other Included Managers:

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Exchange Act.

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                                  FORM 13F INFORMATION TABLE

   COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4            COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
--------------         --------------  ---------- ----------- ----------------------- ----------- --------- -----------------------
                                                    VALUE        SHRS OR   SH/   PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS    CUSIP     (x$1000)      PRN AMT   PRN   CALL  DISCRETION  MANAGERS  SOLE   SHARED     NONE
--------------         --------------  ---------- ----------- ----------- ---- ------ ----------- --------- ------- ---------- ----

Amegy Bancorp Inc.     Common          02343R102       4,571     202,000  SH           SOLE                 SOLE
----------------------------------------------------------------------------------------------------------------------------------

Apria Healthcare Grp   Common          037933108      11,041     346,000  SH           SOLE                 SOLE
----------------------------------------------------------------------------------------------------------------------------------

AT&T Corp.             Common          001957505       6,929     350,000  SH           SOLE                 SOLE
----------------------------------------------------------------------------------------------------------------------------------

Burlington Coat Ftry   Common          121579106       6,512     171,200  SH           SOLE                 SOLE
----------------------------------------------------------------------------------------------------------------------------------

Callaway Golf Co.      Common          131193104         528      35,000  SH           SOLE                 SOLE
----------------------------------------------------------------------------------------------------------------------------------

ID Biomedical Corp.    Common          44936D108      18,508     615,900  SH           SOLE                 SOLE
----------------------------------------------------------------------------------------------------------------------------------

IMS Health, Inc.       Common          449934108      33,499   1,330,900  SH           SOLE                 SOLE
----------------------------------------------------------------------------------------------------------------------------------

Insight Comm. Inc.     Common          45768V108         465      39,943  SH           SOLE                 SOLE
----------------------------------------------------------------------------------------------------------------------------------

IVAX Corporation       Common          465823102      88,174   3,345,000  SH           SOLE                 SOLE
----------------------------------------------------------------------------------------------------------------------------------

Liberty Corporation    Common          530370105       5,514     117,600  SH           SOLE                 SOLE
----------------------------------------------------------------------------------------------------------------------------------

Macromedia, Inc.       Common          556100105      41,623   1,023,426  SH           SOLE                 SOLE
----------------------------------------------------------------------------------------------------------------------------------

MBNA Corporation       Common          55262L100     100,319   4,071,400  SH           SOLE                 SOLE
----------------------------------------------------------------------------------------------------------------------------------

Metals USA, Inc.       Common          591324207       4,345     212,350  SH           SOLE                 SOLE
----------------------------------------------------------------------------------------------------------------------------------

Nextel Partners, Inc.  Common          65333F107       8,368     333,400  SH           SOLE                 SOLE
----------------------------------------------------------------------------------------------------------------------------------

Pacificare Health Sys. Common          695112102      76,501     958,900  SH           SOLE                 SOLE
----------------------------------------------------------------------------------------------------------------------------------

Pacificare Health Sys. Common          695112102      15,956     200,000  SH    CALL   SOLE                                   NONE
----------------------------------------------------------------------------------------------------------------------------------




                                                  FORM 13F INFORMATION TABLE


   COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4            COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
--------------         --------------  ---------- ----------- ----------------------- ----------- --------- -----------------------
                                                    VALUE        SHRS OR   SH/   PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS    CUSIP     (x$1000)      PRN AMT   PRN   CALL  DISCRETION  MANAGERS  SOLE   SHARED     NONE
--------------         --------------  ---------- ----------- ----------- ---- ------ ----------- --------- ------- ---------- ----

Pacificare Health Sys. Common          695112102     3,989      50,000    SH    CALL   SOLE                                    NONE
-----------------------------------------------------------------------------------------------------------------------------------

Party City Corp.       Common          702145103     5,625     332,443    SH           SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Reebok International   Common          758110100    47,236     835,000    SH           SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

UnitedHealth Group     Common          91324P102    11,454     203,800    SH           SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------

York International     Common          986670107     5,161      92,040    SH           SOLE                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------